TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

TIAA-CREF Quant International Small-Cap Equity Fund

SUPPLEMENT NO. 1

dated August 17, 2020, to the Summary Prospectus dated March 1, 2020

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statutory Prospectus dated March 1, 2020, as supplemented through March 18, 2020

Effective immediately, the portfolio management team of the TIAA-CREF Quant International Small-Cap Equity Fund has changed. Antonio Ramos and Steve Rossiello are each no longer portfolio managers of the TIAA-CREF Quant International Small-Cap Equity Fund. Max Kozlov has become the portfolio manager of the TIAA-CREF Quant International Small-Cap Equity Fund. Accordingly, effectively immediately, the following hereby replaces in its entirety the entry for the TIAA-CREF Quant International Small-Cap Equity Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” beginning on page 8 of the Summary Prospectus and page 47 of the Statutory Prospectus for the TIAA-CREF Quant International Small-Cap Equity Fund:

Portfolio Manager. The following person is primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Max Kozlov, CFA
Title:	Managing Director
Experience on Fund:	since 2020

The following hereby replaces in its entirety the entry for the TIAA-CREF Quant International Small-Cap Equity Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 100 of the Statutory Prospectus for the TIAA-CREF Quant International Small-Cap Equity Fund:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Max Kozlov, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2015 to Present (quantitative equity research and domestic portfolio management); BlackRock—2002 to 2015 (quantitative equity research and portfolio management for domestic large-cap portfolios, hedge funds and ETFs)	2015	1997	2020

A40899 (8/20)

TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Large-Cap Growth Fund

TIAA-CREF Quant Small-Cap Equity Fund

TIAA-CREF Quant Small/Mid-Cap Equity Fund

SUPPLEMENT NO. 1

dated August 17, 2020, to the Summary Prospectuses of the TIAA-CREF Large-Cap Growth Fund and the TIAA-CREF Quant Small/Mid-Cap Equity Fund each dated March 1, 2020

SUPPLEMENT NO. 2

dated August 17, 2020, to the Summary Prospectus of the TIAA-CREF Quant Small-Cap Equity Fund dated March 1, 2020, as supplemented through May 15, 2020

SUPPLEMENT NO. 4

dated August 17, 2020, to the Statutory Prospectus dated March 1, 2020, as supplemented through May 15, 2020

Effective October 1, 2020 (the “effective date”), the portfolio management teams of the TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Quant Small-Cap Equity Fund and TIAA-CREF Quant Small/Mid-Cap Equity Fund will change.

As of the effective date, Susan Hirsch will no longer be a portfolio manager of the TIAA-CREF Large-Cap Growth Fund. Terrence Kontos will continue to serve as a portfolio manager of the TIAA-CREF Large-Cap Growth Fund. Accordingly, as of the effective date, all references to Ms. Hirsch are removed from the portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Large-Cap Growth Fund.

As of the effective date, Adam Cao will no longer be a portfolio manager of both the TIAA-CREF Quant Small-Cap Equity Fund and the TIAA-CREF Quant Small/Mid-Cap Equity Fund. Pei Chen and Max Kozlov will each continue to serve as portfolio managers of the TIAA-CREF Quant Small-Cap Equity Fund and TIAA-CREF Quant Small/Mid-Cap Equity Fund. Accordingly, as of the effective date, all references to Mr. Cao are removed from the portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Quant Small-Cap Equity Fund and the TIAA-CREF Quant Small/Mid-Cap Equity Fund.

A40900 (8/20)

TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF Core Plus Bond Fund

TIAA-CREF Money Market Fund

SUPPLEMENT NO. 1

dated August 17, 2020, to the Summary Prospectuses each dated August 1, 2020

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statutory Prospectus dated August 1, 2020, as supplemented through August 1, 2020

The portfolio management team of the TIAA-CREF Core Plus Bond Fund has changed. Joseph Higgins has become a new member of the TIAA-CREF Core Plus Bond Fund’s portfolio management team. Accordingly, the following hereby replaces in its entirety the entry for the TIAA-CREF Core Plus Bond Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 9 of the Summary Prospectus and page 47 of the Statutory Prospectus for the TIAA-CREF Core Plus Bond Fund:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	William Martin	John Cerra	Kevin R. Lorenz, CFA
Title:	Senior Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2003	since 2006
Name:	Anupam Damani, CFA	Joseph Higgins, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2019	since 2020

The following hereby replaces in its entirety the entry for the TIAA-CREF Core Plus Bond Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 161 of the Statutory Prospectus for the TIAA-CREF Core Plus Bond Fund:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
CORE PLUS BOND FUND
William Martin
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income portfolio management)	2004	1993	2011
John Cerra
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003
Kevin R. Lorenz, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006
Anupam Damani, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	2005	1994	2019
Joseph Higgins, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2020

As of October 1, 2020, Joseph Rolston will no longer be a portfolio manager of the TIAA-CREF Money Market Fund. Chad Kemper and Andrew Hurst will each continue to serve as portfolio managers of the TIAA-CREF Money Market Fund. Therefore, as of October 1, 2020, Joseph Rolston shall be removed from the TIAA-CREF Money Market Fund’s portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Money Market Fund.

As of December 31, 2020, William Martin will no longer be a portfolio manager of the TIAA-CREF Core Plus Bond Fund. John Cerra, Kevin Lorenz, Anupam Damani and Joseph Higgins will each continue to serve as portfolio managers of the TIAA-CREF Core Plus Bond Fund. Therefore, as of December 31, 2020, William Martin shall be removed from the TIAA-CREF Core Plus Bond Fund’s portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Core Plus Bond Fund.

A40898 (8/20)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statement of Additional Information (“SAI”) dated August 1, 2020 and March 1, 2020, as supplemented through August 1, 2020

Effective August 17, 2020, the portfolio management teams of the TIAA-CREF Quant International Small-Cap Equity Fund and the TIAA-CREF Core Plus Bond Fund have changed.

Antonio Ramos and Steven Rossiello are each no longer portfolio managers of the TIAA-CREF Quant International Small-Cap Equity Fund. Max Kozlov has become the portfolio manager of the TIAA-CREF Quant International Small-Cap Equity Fund. Therefore, all references to Messrs. Ramos and Rossiello are hereby removed from the TIAA-CREF Quant International Small-Cap Equity Fund’s portfolio management team disclosure in the SAI.

Joseph Higgins has become a new member of the TIAA-CREF Core Plus Bond Fund’s portfolio management team.

Accordingly, the following hereby replaces in its entirety the entries for the TIAA-CREF Quant International Small-Cap Equity Fund and the TIAA-CREF Core Plus Bond Fund in the charts currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” beginning on page 90 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
	Registered	Other pooled		Registered	Other pooled		Dollar range of
	investment	investment	Other	investment	investment	Other	equity securities
Name of portfolio manager	companies	vehicles	accounts	companies	vehicles	accounts	owned in Fund
Quant International Small-Cap Equity Fund
Max Kozlov*	5	0	0	$7,412	$0	$0	$0
Core Plus Bond Fund
William Martin	1	0	0	$552	$0	$0	Over $1,000,000
John Cerra	6	0	0	$32,895	$0	$0	$100,001–500,000
Kevin Lorenz	7	0	0	$5,193	$0	$0	$100,001–500,000
Anupam Damani	3	1	0	$914	$44	$0	$0
Joseph Higgins*	4	1	0	$27,487	$102	$0	$0
*	This information is as of June 30, 2020.

As of October 1, 2020 (the “effective date”), the portfolio management teams of the TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund and TIAA-CREF Money Market Fund will change.

As of the effective date, Susan Hirsch will no longer be a portfolio manager of the TIAA-CREF Large-Cap Growth Fund. Therefore, as of the effective date, all references to Ms. Hirsch are to be removed from the TIAA-CREF Large-Cap Growth Fund’s portfolio management team disclosure in the SAI.

As of the effective date, Adam Cao will no longer be a portfolio manager of the TIAA-CREF Quant Small-Cap Equity Fund or the TIAA-CREF Quant Small/Mid-Cap Equity Fund. Therefore, as of the effective date, all references to Mr. Cao are to be removed from the TIAA-CREF Quant Small-Cap Equity Fund’s and the TIAA-CREF Quant Small/Mid-Cap Equity Fund’s respective portfolio management teams disclosure in the SAI.

As of the effective date, Joseph Rolston will no longer be a portfolio manager of the TIAA-CREF Money Market Fund. Therefore, as of the effective date, all references to Mr. Rolston are to be removed from the TIAA-CREF Money Market Fund’s portfolio management team disclosure in the SAI.

As of December 31, 2020, William Martin will no longer be a portfolio manager of the TIAA-CREF Core Plus Bond Fund. Therefore, as of December 31, 2020, all references to Mr. Martin are to be removed from the TIAA-CREF Core Plus Bond Fund’s portfolio management team disclosure in the SAI.

A40896 (8/20)